Segment information (Tables)	12 Months Ended
Jun. 30, 2023
Segment information
Summary of each segment's revenue, income from operations and net income

	Years Ended June 30, 2023
	Wealth Segment	Health Segment	Eliminated	Consolidated	Consolidated
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Total net revenues	2,005,293	87,841	(1,377)	2,091,757	301,280
Income from operations	308,530	(111,145)	—	197,385	28,430
Net income/(loss)	231,419	(111,149)	—	120,270	17,323

	Years Ended June 30, 2022
	Wealth Segment	Health Segment	Eliminated	Consolidated	Consolidated
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Total net revenues	1,941,691	422	—	1,942,113	300,786
Income from operations	337,775	(11,085)	—	326,690	50,596
Net income/(loss)	247,359	(11,490)	—	235,869	36,530

	Years Ended June 30, 2021
	Wealth Segment	Health Segment	Eliminated	Consolidated	Consolidated
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Total net revenues	1,834,422	—	—	1,834,422	277,107
Income from operations	281,606	—	—	281,606	42,539
Net income/(loss)	207,657	—	—	207,657	31,369

	As of June 30, 2023
	Wealth Segment	Health Segment	Eliminated	Consolidated	Consolidated
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Goodwill	—	257,712	—	257,712	35,666
Other assets	2,154,194	296,324	(334,738)	2,115,780	292,809
Total assets	2,154,194	554,036	(334,738)	2,373,492	328,475

	As of June 30, 2022
	Wealth Segment	Health Segment	Eliminated	Consolidated	Consolidated
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Goodwill	—	75,194	—	75,194	11,204
Other assets	1,665,803	42,415	—	1,708,218	254,525
Total assets	1,665,803	117,609	—	1,783,412	265,729